Warrant Liability - Additional Information (Details) $ in Thousands			3 Months Ended	6 Months Ended
	Nov. 25, 2020 shares	Nov. 03, 2020 $ / shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Number of warrants issued | shares	7,894,734			0
Warrants expiration date				November 3, 2025
Warrant description				Each warrant can be exercised to acquire one common share at an exercise price initially set at US$5.50 and that can be reduced if equity financings are completed at a lower price before its expiry.
Warrants exercise price per share | $ / shares		$ 5.50
Fair value of warrant liability			$ 10,084	$ 10,084	$ 11,640
Change in fair value of warrant liability			1,402	1,556
SALP
Disclosure Of Detailed Information About Warrant Liability [Line Items]
Fair value of warrant liability			$ 5,042	$ 5,042	$ 5,820